Significant accounting policies - Property Plant and Equipment and Others (Details) € in Thousands	12 Months Ended
	Dec. 31, 2017 EUR (€) item	Jan. 01, 2018 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Property, plant and equipment
Impairment of assets	€ 0
Profit available for distribution	0
Accumulated losses	100,568		€ 72,492	€ 51,118
Deferred revenue	€ 10,070		€ 30,206	€ 4,141
Number of operating segments | item	1
Assessment of the impact of IFRS 15
Property, plant and equipment
Accumulated losses		€ 2,700
Deferred revenue		€ 2,700
IT equipment
Property, plant and equipment
Estimated useful life	3 years
Minimum | Office and lab equipment
Property, plant and equipment
Estimated useful life	3 years
Maximum | Office and lab equipment
Property, plant and equipment
Estimated useful life	5 years